MET INVESTORS SERIES TRUST

                   MET/PUTNAM CAPITAL OPPORTUNITIES PORTFOLIO

     This Supplement is made as of December 1, 2005 to the Prospectuses dated May 1, 2005 and the Statement of Additional Information dated May 1, 2005 as supplemented November 1, 2005 of Met Investors Series Trust (the "Trust").

     The following replaces in its entirety the information appearing under the heading "Management - The Manager - Met/Putnam Capital Opportunities Portfolio" in the Prospectuses.

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
------------------------------------------------------------ ---------------------------------------------------------
Met/Putnam Capital Opportunities Portfolio                   0.85% of first $200 million of such assets, plus 0.80%
                                                             of such assets over $200 million.
------------------------------------------------------------ ---------------------------------------------------------

         The following replaces in its entirety the information appearing under the heading "Investment Advisory and Other Services - The Manager - Met/Putnam Capital Opportunities" in the Statement of Additional Information.

------------------------------------------------------------ ---------------------------------------------------------
Met/Putnam Capital Opportunities                             0.85% of first $200 million of such assets, plus 0.80%
                                                             of such assets over $200 million.
------------------------------------------------------------ ---------------------------------------------------------
Date: December 1, 2005

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